UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.19%
Corporate-Backed Revenue Bonds – 2.95%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,696,271
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	750,135
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	725,000	630,453
		3,076,859
Education Revenue Bonds – 16.58%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	502,703
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	326,874
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 4.75% 7/1/28	500,000	528,700
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A
5.50% 8/1/36	420,000	457,103
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	559,372
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	547,617
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,087,590
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,058,750
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	270,483
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	494,777
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	349,554
Series 6-U 4.50% 10/1/23	265,000	285,490
Series 8-I 5.00% 10/1/31	130,000	157,503
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	152,225
Series 8-G 5.00% 12/1/32	125,000	151,751
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,073,550
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,570,870
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	628,380
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	525,000	566,202

NQ- 309 [5/16] 7/16 (17026)     1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	370,000	$364,779
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	268,926
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,178,040
Series A 5.00% 4/1/37	1,125,000	1,383,131
Series A 5.25% 12/1/28	750,000	885,953
Series D 5.00% 12/1/26	1,000,000	1,188,470
State Supported Stadium Debt Series A 5.00% 8/1/26	1,000,000	1,261,490
		17,300,283
Electric Revenue Bonds – 7.14%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,259,403
Series E 5.00% 1/1/23	1,000,000	1,162,890
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	307,577
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	603,515
Series A 5.00% 10/1/30	240,000	288,526
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	185,088
5.00% 1/1/31	350,000	426,815
Series A 5.00% 1/1/25	200,000	239,836
Southern Minnesota Municipal Power Agency
Series A 5.00% 1/1/41	240,000	286,106
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,689,515
		7,449,271
Healthcare Revenue Bonds – 31.71%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	288,781
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34	750,000	808,530
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,457,905
5.00% 11/1/25	250,000	307,103

2     NQ- 309 [5/16] 7/16 (17026)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	$139,728
Series A 5.00% 4/1/40	125,000	129,229
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	837,457
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	509,255
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	289,953
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	803,726
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	309,891
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/31	320,000	377,722
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	595,165
Series A 5.00% 11/15/34	500,000	591,505
Series B 6.50% 11/15/38 (AGC)	1,465,000	1,644,243
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	544,315
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,149,680
Minnesota Agricultural & Economic Development Board
Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	2,868,475
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,855
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,055,915
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	500,000	536,735
Series C 4.50% 11/15/38 ●	1,000,000	1,159,280
(Olmsted Medical Center Project) 5.125% 7/1/20	1,000,000	1,089,670

NQ- 309 [5/16] 7/16 (17026)     3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	$1,151,797
Series A 6.125% 9/1/30	845,000	863,277
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	593,803
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	865,000	939,087
Series A 5.125% 5/1/30	3,320,000	3,755,119
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,274,100
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,083,310
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,794,255
5.00% 7/1/33	200,000	238,696
St. Paul Housing & Redevelopment Authority Hospital
Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	165,000	197,165
Series A 5.00% 11/15/30	120,000	142,840
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A
6.25% 8/1/30	1,000,000	1,033,780
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	528,080
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	524,700
		33,090,127
Housing Revenue Bonds – 0.42%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	150,000	150,367
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	291,185
		441,552
Lease Revenue Bonds – 5.42%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,306,657
Series A 5.00% 6/1/43	715,000	844,737
Series B 5.00% 3/1/21	250,000	293,610

4     NQ- 309 [5/16] 7/16 (17026)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series B 5.00% 3/1/27	1,000,000	$1,188,890
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,145,180
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue
5.25% 10/1/25	880,000	882,121
		5,661,195
Local General Obligation Bonds – 7.86%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	531,570
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities ) Series A 4.00% 2/1/27	445,000	514,620
Hennepin County
Series B 4.00% 12/1/20	500,000	565,095
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22	1,000,000	1,078,760
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,526,745
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,126,075
South Washington County Independent School District
No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	783,037
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,081,120
		8,207,022
Pre-Refunded Bonds – 8.38%
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	1,710,000	1,808,239
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,500,000	1,709,670
Series B 6.50% 11/15/38-18 (AGC)§	265,000	301,239
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 6-X 5.00% 4/1/24-17§	1,000,000	1,036,300
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29-19§	1,000,000	1,139,730
Series C 5.625% 7/1/26-18§	2,500,000	2,750,075
		8,745,253

NQ- 309 [5/16] 7/16 (17026)     5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 2.72%
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (AGC)	1,170,000	$1,248,565
4.50% 6/1/25 (AGC)	1,000,000	1,099,650
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	485,216
		2,833,431
State General Obligation Bonds – 7.22%
Minnesota
Series A 5.00% 8/1/27	1,610,000	2,050,560
Series A 5.00% 8/1/29	1,000,000	1,267,020
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	480,300
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,136,220
Series A 5.00% 8/1/32	1,120,000	1,371,978
Series F 5.00% 10/1/22	1,000,000	1,226,280
		7,532,358
Transportation Revenue Bonds – 4.98%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,291,702
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,099,590
Series B 5.00% 1/1/26	710,000	831,808
Series B 5.00% 1/1/31	750,000	864,863
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,113,130
		5,201,093
Water & Sewer Revenue Bonds – 2.81%
Guam Government Waterworks Authority
5.00% 1/1/46	305,000	353,413
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,200,080
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	1,378,313
		2,931,806
Total Municipal Bonds (cost $96,355,153)		102,470,250

6     NQ- 309 [5/16] 7/16 (17026)

(Unaudited)

	Number of shares	Value (U.S. $)
Short-Term Investments – 0.66%
Money Market Mutual Fund – 0.04%
Federated Minnesota Municipal Cash Trust	36,708	$36,708
		36,708

	Principal amount°
Variable Rate Demand Notes – 0.62%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System) Series B-1
0.29% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	150,000	150,000
(Allina Health System) Series B-2
0.29% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	500,000	500,000
		650,000
Total Short-Term Investments (cost $686,708)		686,708

Total Value of Securities – 98.85%
(cost $97,041,861)		103,156,958

Receivables and Other Assets Net of Liabilities – 1.15%		1,196,790
Net Assets Applicable to 9,183,389 Shares Outstanding – 100.00%		$104,353,748

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $566,202, which represents 0.54% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

NQ- 309 [5/16] 7/16 (17026)     7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – North America

8     NQ- 309 [5/16] 7/16 (17026)

Notes
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Intermediate Tax-Free Funds (Trust) – Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$97,041,861
Aggregate unrealized appreciation	$6,209,644
Aggregate unrealized depreciation	(94,547)
Net unrealized appreciation	$6,115,097

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ- 309 [5/16] 7/16 (17026)     9

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$102,470,250	$102,470,250
Short-Term Investments[1]	36,708	650,000	686,708
Total Value of Securities	$36,708	$103,120,250	$103,156,958

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 5.35% and 94.65%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

10     NQ- 309 [5/16] 7/16 (17026)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: